Document and Entity Information	Nov. 14, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 14, 2016
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Nov. 14, 2016
Document Effective Date	Nov. 14, 2016
Prospectus Date	Feb. 29, 2016